NOTES PAYABLE (Details 1)	9 Months Ended
Dec. 31, 2016 USD ($)
Balance, March 31, 2016	$ 0
Balance, December 31, 2016	231,781
Promissory Note [Member]
Balance, March 31, 2016	0
Acquisition of IMT (Note 3)	217,808
Accrued interest	13,973
Balance, December 31, 2016	$ 231,781